SUBSEQUENT EVENTS (Details Narrative) - USD ($)				2 Months Ended		3 Months Ended		12 Months Ended
	May 15, 2025	May 14, 2025	May 13, 2025	Jun. 05, 2025	May 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Number of shares issued						62,500
Number of shares issued, value						$ 296,875	$ 774,358
Fair value									$ 1,696,810
Shares service issued						532,913
Common stock issued, shares						29,835,038		29,120,905	28,844,643
Common stock outstanding, shares						29,835,038		29,120,905	28,844,643
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued				3,539
Number of shares issued, value				$ 46,007
Shares service issued					92,673
Stock issued during period value issued for services					$ 1,204,749
Purchase of warrants			10,950		47,370
Proceeds from warrant exercises			$ 52,013		$ 225,008
Common stock issued, shares			29,978,212
Common stock outstanding, shares			29,978,212
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of shares issued	2,937,500
Shares with fair value	62,500
Fair value	$ 812,500
Initial prepaid advance from related party	4,000,000
Proceeds from investor	$ 587
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares issued in transaction		8,125,779
Post-Reverse Split [Member]
Subsequent Event [Line Items]
Number of shares issued								17,225
Number of shares issued, value								$ 223,925
Shares with fair value								4,000
Fair value								$ 52,000
Shares service issued								610,221
Common stock issued, shares									28,844,643
Common stock outstanding, shares									28,844,643